UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pacifica Capital Investments, LLC
Address:  P.O. Box 710
          5119 El Mirlo
          Rancho Santa Fe, CA 92067

Form 13F File Number:  028-13872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Leonard
Title:    Founder and Chief Investment Officer
Phone:    858-354-7180

Signature, Place, and Date of Signing:

      /s/ Steve Leonard            Rancho Santa Fe, CA           May 14, 2012
      -----------------            -------------------           ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           14
                                         -----------

Form 13F Information Table Value Total:  $   135,548
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -------
AUTOMATIC DATA PROCESSING IN          COM      053015103       1,858      33,670          SOLE       NONE       4,150 N/A     29,520
AMERICAN EXPRESS CO                   COM      025816109       7,095     122,632          SOLE       NONE      32,319 N/A     90,313
BEST BUY INC                          COM      086516101       5,233     220,989          SOLE       NONE      19,037 N/A    201,952
BERKSHIRE HATHAWAY CL A               COM      084670108       1,950          16          SOLE       NONE          13 N/A          3
BERKSHIRE HATHAWAY CL B               COM      084670702      22,516     277,467          SOLE       NONE      85,823 N/A    191,644
CNA FINL CORP                         COM      126117100      12,423     423,564          SOLE       NONE     122,759 N/A    300,805
BARRY R G CORP OHIO                   COM      068798107      14,300   1,172,151          SOLE       NONE     287,521 N/A    884,630
GOLDMAN SACHS GROUP INC               COM      38141G104      25,692     206,576          SOLE       NONE      33,066 N/A    173,510
JOHNSON & JOHNSON                     COM      478160104         539       8,175          SOLE       NONE       6,000 N/A      2,175
MARKEL CORP                           COM      570535104         314         700          SOLE       NONE         700 N/A          0
OFFICE DEPOT INC                      COM      676220106          34      10,000          SOLE       NONE      10,000 N/A          0
STARBUCKS CORP                        COM      855244109      23,597     422,210          SOLE       NONE     146,400 N/A    275,810
US BANCORP DEL                        COM      902973304       4,127     130,282          SOLE       NONE      36,437 N/A     93,845
WELLS FARGO & CO                      COM      949746101      15,870     464,838          SOLE       NONE      50,063 N/A    414,775